REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of revenues
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Utilities	$2,187	$2,014	$4,317	$4,092
Midstream	984	1,100	2,033	2,215
Transport	1,150	1,251	2,324	2,512
Data	1,108	773	2,147	1,506
Total	$5,429	$5,138	$10,821	$10,325
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
U.S	$1,315	$1,307	$2,568	$2,501
Canada	1,082	1,182	2,219	2,360
India	828	483	1,618	1,088
U.K.	607	614	1,252	1,225
Brazil	424	352	795	719
Colombia	304	291	610	578
France	170	186	365	382
Australia	114	141	229	303
Germany	117	67	207	125
Other	468	515	958	1,044
Total	$5,429	$5,138	$10,821	$10,325